S000005544 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	280 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.19%	4.20%	5.16%
Lipper Global High Yield Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.80%	3.28%	4.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.84%	2.55%	3.76%
Performance Inception Date					Aug. 30, 2001
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	0.18%	1.11%
Performance Inception Date					Aug. 30, 2001
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.42%	0.89%	1.63%
Performance Inception Date					Aug. 30, 2001
Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.38%	2.78%	3.65%
Performance Inception Date					Aug. 30, 2001
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.45%	3.79%	4.51%
Performance Inception Date					Aug. 30, 2001

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]
An issuer-constrained version of the U.S. Corporate High Yield Bond Index, which is an index designed to measure the performance of USD-denominated, fixed-rate corporate high yield bond market that limits each issuer to 2% of the index.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Global High Yield Funds Classification.